Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• Asset allocation within fixed income contributed to performance.
• The iShares® 5-10 Year Investment Grade Corporate Bond ETF outperformed and contributed to returns.
• The iShares Core Total USD Bond Market ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Style allocation, particularly to small-cap stocks, detracted from returns.
• The iShares Core S&P Total U.S. Stock Market ETF detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.84%	7.86%	9.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Lipper Balanced Fund Index	13.40%	6.77%	8.18%
Custom Balanced Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 684,600,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,831,091
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$684.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,831,091
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.3%
Fixed Income Funds	39.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• Asset allocation within fixed income contributed to performance.
• The iShares® 5-10 Year Investment Grade Corporate Bond ETF outperformed and contributed to returns.
• The iShares Core Total USD Bond Market ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Style allocation, particularly to small-cap stocks, detracted from returns.
• The iShares Core S&P Total U.S. Stock Market ETF detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.56%	7.59%	8.93%
Russell 3000 Index	17.15%	13.15%	14.29%
Lipper Balanced Fund Index	13.40%	6.77%	8.18%
Custom Balanced Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 684,600,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,831,091
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$684.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,831,091
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.3%
Fixed Income Funds	39.6%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financial services sector.
• Stock selection within the health care sector.
• An underweight allocation to the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the communication services sector.
• An underweight allocation to the information technology sector.
• An underweight allocation to the health care sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	17.49%	13.75%	11.23%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 899,500,000
Holdings Count | $ / shares	234
Advisory Fees Paid, Amount	$ 3,463,819
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$899.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	234
Total Advisory Fees Paid During the Reporting Period	$3,463,819
Portfolio Turnover Rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.4%
Goldman Sachs Group, Inc.	2.3%
Walt Disney Co.	2.2%
PepsiCo, Inc.	2.1%
QUALCOMM, Inc.	2.0%

Sectors (% of Total Investments)
Financials	31.1%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	7.1%
Consumer Staples	6.4%
Communication Services	6.2%
Information Technology	5.4%
Materials	3.9%
Utilities	2.9%
Exchange-Traded Funds	1.8%
Real Estate	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financial services sector.
• Stock selection within the health care sector.
• An underweight allocation to the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the communication services sector.
• An underweight allocation to the information technology sector.
• An underweight allocation to the health care sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	17.20%	13.47%	10.96%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 899,500,000
Holdings Count | $ / shares	234
Advisory Fees Paid, Amount	$ 3,463,819
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$899.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	234
Total Advisory Fees Paid During the Reporting Period	$3,463,819
Portfolio Turnover Rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.4%
Goldman Sachs Group, Inc.	2.3%
Walt Disney Co.	2.2%
PepsiCo, Inc.	2.1%
QUALCOMM, Inc.	2.0%

Sectors (% of Total Investments)
Financials	31.1%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	7.1%
Consumer Staples	6.4%
Communication Services	6.2%
Information Technology	5.4%
Materials	3.9%
Utilities	2.9%
Exchange-Traded Funds	1.8%
Real Estate	0.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund inflation component contributed to returns.
• Exposure to short maturity TIPS contributed to performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The financing costs of TIPS total return swaps within the income component detracted from performance.
• Lower net income from the income component of the Fund.
• Underperformance of asset-backed securities (ABS) within the income component of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	5.89%	1.12%	3.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	7.01%	1.12%	3.09%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,600,000
Holdings Count | $ / shares	181
Advisory Fees Paid, Amount	$ 957,744
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Total Advisory Fees Paid During the Reporting Period	$957,744
Portfolio Turnover Rate	88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	63.1%
U.S. Treasury Obligations	23.4%
Commercial Paper	7.5%
Corporate Debt	2.6%
U.S. Government Agency Obligations and Instrumentalities	1.4%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
Material Fund Change Adviser [Text Block]	On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund inflation component contributed to returns.
• Exposure to short maturity TIPS contributed to performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The financing costs of TIPS total return swaps within the income component detracted from performance.
• Lower net income from the income component of the Fund.
• Underperformance of asset-backed securities (ABS) within the income component of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.57%	0.85%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	7.01%	1.12%	3.09%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,600,000
Holdings Count | $ / shares	181
Advisory Fees Paid, Amount	$ 957,744
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Total Advisory Fees Paid During the Reporting Period	$957,744
Portfolio Turnover Rate	88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	63.1%
U.S. Treasury Obligations	23.4%
Commercial Paper	7.5%
Corporate Debt	2.6%
U.S. Government Agency Obligations and Instrumentalities	1.4%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
Material Fund Change Adviser [Text Block]	On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Invesco Discovery Large Cap Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Invesco Discovery Large Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$13	1.03%
[1]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.03%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Sector allocation was the primary driver of relative performance.
• Stock selection was positive within the information technology sector.
• An underweight allocation to the financials sector contributed positively to relative performance.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the consumer discretionary sector.
• Stock selection was negative within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Service Class I - without sales charge	1.10%
S&P 500 Index	14.51%
Russell 1000 Growth Index	6.46%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 344,500,000
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 229,320
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$344.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	49
Total Advisory Fees Paid During the Reporting Period	$229,320
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.5%
Microsoft Corp.	8.6%
Alphabet, Inc. Class C	7.2%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc. Class A	4.0%
AppLovin Corp. Class A	2.4%
Tesla, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%

Sectors (% of Total Investments)
Information Technology	47.3%
Communication Services	13.8%
Consumer Discretionary	12.0%
Industrials	9.2%
Financials	6.8%
Health Care	6.2%
Real Estate	2.1%
Energy	1.1%
Consumer Staples	0.9%
Utilities	0.6%

Class II
Shareholder Report [Line Items]
Fund Name	MML Invesco Discovery Large Cap Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Invesco Discovery Large Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class II	$10	0.78%
[2]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.78%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Sector allocation was the primary driver of relative performance.
• Stock selection was positive within the information technology sector.
• An underweight allocation to the financials sector contributed positively to relative performance.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the consumer discretionary sector.
• Stock selection was negative within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Class II - without sales charge	1.10%
S&P 500 Index	14.51%
Russell 1000 Growth Index	6.46%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 344,500,000
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 229,320
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$344.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	49
Total Advisory Fees Paid During the Reporting Period	$229,320
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.5%
Microsoft Corp.	8.6%
Alphabet, Inc. Class C	7.2%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc. Class A	4.0%
AppLovin Corp. Class A	2.4%
Tesla, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%

Sectors (% of Total Investments)
Information Technology	47.3%
Communication Services	13.8%
Consumer Discretionary	12.0%
Industrials	9.2%
Financials	6.8%
Health Care	6.2%
Real Estate	2.1%
Energy	1.1%
Consumer Staples	0.9%
Utilities	0.6%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Invesco Discovery Mid Cap Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Invesco Discovery Mid Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$14	1.10%
[3]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.10%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Sector allocation was the primary contributor to relative performance.
• Stock selection was positive within the information technology sector.
• Stock selection was positive within the health care sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index
• Stock selection was negative within the industrials sector.
• Stock selection was negative within the consumer discretionary sector.
• An underweight allocation to the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Service Class I - without sales charge	0.60%
Russell 3000 Index	15.49%
Russell Midcap Growth Index	0.28%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 265,000,000.0
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 207,376
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$265.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Total Advisory Fees Paid During the Reporting Period	$207,376
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	3.6%
Howmet Aerospace, Inc.	3.2%
Monolithic Power Systems, Inc.	2.9%
Quanta Services, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%
Cencora, Inc.	2.4%
Lumentum Holdings, Inc.	2.2%
Cloudflare, Inc. Class A	2.2%
Flex Ltd.	2.1%
CBRE Group, Inc. Class A	2.0%

Sectors (% of Total Investments)
Industrials	27.4%
Information Technology	22.1%
Health Care	15.4%
Consumer Discretionary	14.2%
Financials	8.9%
Communication Services	2.6%
Utilities	2.4%
Real Estate	2.0%
Energy	1.6%
Consumer Staples	1.2%
Materials	0.7%

Class II
Shareholder Report [Line Items]
Fund Name	MML Invesco Discovery Mid Cap Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Invesco Discovery Mid Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class II	$11	0.85%
[4]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Sector allocation was the primary contributor to relative performance.
• Stock selection was positive within the information technology sector.
• Stock selection was positive within the health care sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index
• Stock selection was negative within the industrials sector.
• Stock selection was negative within the consumer discretionary sector.
• An underweight allocation to the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Class II - without sales charge	0.60%
Russell 3000 Index	15.49%
Russell Midcap Growth Index	0.28%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 265,000,000.0
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 207,376
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$265.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Total Advisory Fees Paid During the Reporting Period	$207,376
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	3.6%
Howmet Aerospace, Inc.	3.2%
Monolithic Power Systems, Inc.	2.9%
Quanta Services, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%
Cencora, Inc.	2.4%
Lumentum Holdings, Inc.	2.2%
Cloudflare, Inc. Class A	2.2%
Flex Ltd.	2.1%
CBRE Group, Inc. Class A	2.0%

Sectors (% of Total Investments)
Industrials	27.4%
Information Technology	22.1%
Health Care	15.4%
Consumer Discretionary	14.2%
Financials	8.9%
Communication Services	2.6%
Utilities	2.4%
Real Estate	2.0%
Energy	1.6%
Consumer Staples	1.2%
Materials	0.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within commercial mortgage-backed securities (CMBS).
• Issue selection within corporate credit.
• An underweight allocation and issues selection within U.S. Treasury securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight allocation to U.S. Treasury securities caused detraction due to interest rate effect given market rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
• An overweight allocation to asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.85%	0.48%	2.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 719,900,000
Holdings Count | $ / shares	382
Advisory Fees Paid, Amount	$ 2,854,520
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$719.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	382
Total Advisory Fees Paid During the Reporting Period	$2,854,520
Portfolio Turnover Rate	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
U.S. Government Agency Obligations and Instrumentalities	23.3%
Non-U.S. Government Agency Obligations	22.0%
U.S. Treasury Obligations	12.8%
Commercial Paper	2.5%
Investment of Cash Collateral from Securities Loaned	0.6%
Sovereign Debt Obligations	0.3%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within commercial mortgage-backed securities (CMBS).
• Issue selection within corporate credit.
• An underweight allocation and issues selection within U.S. Treasury securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight allocation to U.S. Treasury securities caused detraction due to interest rate effect given market rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
• An overweight allocation to asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.59%	0.23%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 719,900,000
Holdings Count | $ / shares	382
Advisory Fees Paid, Amount	$ 2,854,520
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$719.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	382
Total Advisory Fees Paid During the Reporting Period	$2,854,520
Portfolio Turnover Rate	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
U.S. Government Agency Obligations and Instrumentalities	23.3%
Non-U.S. Government Agency Obligations	22.0%
U.S. Treasury Obligations	12.8%
Commercial Paper	2.5%
Investment of Cash Collateral from Securities Loaned	0.6%
Sovereign Debt Obligations	0.3%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Selection within cash equivalent securities.
• Selection within the corporate bond sector.
• Selection within asset-backed securities (ABS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• An overweight allocation within cash equivalent securities.
• An underweight allocation to U.S. Treasury securities had a negative impact from interest rate effect given short-term rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	5.96%	2.56%	2.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.39%	1.98%	2.08%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,800,000
Holdings Count | $ / shares	268
Advisory Fees Paid, Amount	$ 388,447
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$107.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	268
Total Advisory Fees Paid During the Reporting Period	$388,447
Portfolio Turnover Rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	36.2%
Commercial Paper	15.8%
Repurchase Agreement	1.2%
Sovereign Debt Obligations	0.6%
Investment of Cash Collateral from Securities Loaned	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Selection within cash equivalent securities.
• Selection within the corporate bond sector.
• Selection within asset-backed securities (ABS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• An overweight allocation within cash equivalent securities.
• An underweight allocation to U.S. Treasury securities had a negative impact from interest rate effect given short-term rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	5.76%	2.30%	2.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.39%	1.98%	2.08%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 107,800,000
Holdings Count | $ / shares	268
Advisory Fees Paid, Amount	$ 388,447
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$107.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	268
Total Advisory Fees Paid During the Reporting Period	$388,447
Portfolio Turnover Rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	36.2%
Commercial Paper	15.8%
Repurchase Agreement	1.2%
Sovereign Debt Obligations	0.6%
Investment of Cash Collateral from Securities Loaned	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML U.S. Government Money Market Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• Selection effect from U.S. agency floating rate notes.
• U.S. treasury debt exposure.
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• An overweight allocation in agency notes, which underperformed U.S. treasury notes.
• Exposure to repurchase agreement for daily liquidity management.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.79%	2.87%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3 Month US T Bill Index	4.40%	3.31%	2.23%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 204,900,000
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 922,687
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$204.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Total Advisory Fees Paid During the Reporting Period	$922,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	46.2%
U.S. Treasury Bills	41.5%
Repurchase Agreement	12.3%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	14.66%	6.72%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 73,400,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 185,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$73.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$185,557
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.1%
Fixed Income Funds	38.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	14.31%	6.43%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 73,400,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 185,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$73.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$185,557
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.1%
Fixed Income Funds	38.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	17.14%	8.63%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,000,000.0
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 356,746
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$356,746
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.6%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	16.90%	8.37%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,000,000.0
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 356,746
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$356,746
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.6%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Stock selection within the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector.
• Stock selection within the energy sector.
• Allocation and selection within the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.86%	8.38%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,000,000.0
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 798,229
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$128.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Total Advisory Fees Paid During the Reporting Period	$798,229
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PennyMac Financial Services, Inc.	2.1%
American Healthcare REIT, Inc.	2.1%
ADMA Biologics, Inc.	1.8%
Columbia Banking System, Inc.	1.8%
Enpro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.7%
Guardant Health, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Zurn Elkay Water Solutions Corp.	1.6%
Bridgebio Pharma, Inc.	1.6%

Sectors (% of Total Investments)
Financials	20.2%
Industrials	19.9%
Health Care	15.4%
Information Technology	14.8%
Consumer Discretionary	11.7%
Real Estate	6.4%
Energy	4.3%
Materials	3.9%
Utilities	1.6%
Consumer Staples	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Stock selection within the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector.
• Stock selection within the energy sector.
• Allocation and selection within the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.59%	8.11%	10.46%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,000,000.0
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 798,229
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$128.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Total Advisory Fees Paid During the Reporting Period	$798,229
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PennyMac Financial Services, Inc.	2.1%
American Healthcare REIT, Inc.	2.1%
ADMA Biologics, Inc.	1.8%
Columbia Banking System, Inc.	1.8%
Enpro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.7%
Guardant Health, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Zurn Elkay Water Solutions Corp.	1.6%
Bridgebio Pharma, Inc.	1.6%

Sectors (% of Total Investments)
Financials	20.2%
Industrials	19.9%
Health Care	15.4%
Information Technology	14.8%
Consumer Discretionary	11.7%
Real Estate	6.4%
Energy	4.3%
Materials	3.9%
Utilities	1.6%
Consumer Staples	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds

[1]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[2]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[3]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[4]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.